Property and Equipment (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Property and Equipment [Abstract]
Depreciation expense	$ 52	$ 67
Impairment charges of asset